Debt (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt interest rate	3.59%			10.00%
Debt maturity description	maturing in March 2019		Reclassified to long-term debt as the maturity of the notes payable were extended from the original maturity of October 2017 to December 2019 during 2017.
Marketing Analysts, LLC and Affiliate [Member]
Line of credit maximum borrowing capacity		$ 500,000
Debt interest rate		0.50%	5.00%
Debt maturity description		maturing in July 2018